Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	$ 54,019	$ 67,860
Fair value of hedging derivative liabilities	8,393	11,091
Total Derivative Liabilities, Nominal	3,775,995	3,587,115
Total Derivative Liabilities, Fair Value	162,120	182,373
Cash flow hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	3,257	4,519
Fair value hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	5,136	6,572
Forward rate agreements | Cash flow hedges | Currency risk - Foreign exchange risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	14,041	31,762
Fair value of hedging derivative liabilities	345	720
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities		700
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	1,200	1
Fair value of hedging derivative liabilities	14
Currency swaps | Cash flow hedges | Currency risk - Foreign exchange risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	10,289	10,717
Fair value of hedging derivative liabilities	2,912	3,799
Currency swaps | Fair value hedges | Currency risk - Foreign exchange risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	28,489	24,680
Fair value of hedging derivative liabilities	$ 5,122	$ 6,572